Property and Equipment - Schedule of Property and Equipment (Details) - Ci2i Services, INC [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Office Equipment	$ 11,926	$ 11,926	$ 11,926
Accumulated Depreciation	11,926	11,926	9,508
Balance, net			$ 2,418